Operating Segments - Schedule of Segment Adjusted Gross Profit (Details) - EUR (€) € in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024		Dec. 31, 2024
Solar [Member] | Italy [Member]
Schedule of Segment Adjusted Gross Profit [Line Items]
Revenues		€ 529		€ 2,293
Operating expenses				(109)
Depreciation expenses		(1)		(89)
Gross profit (loss)		528		2,095
Adjusted gross profit (loss)		528		2,095
Segment assets		50,898		67,546
Solar [Member] | Italy [Member]
Schedule of Segment Adjusted Gross Profit [Line Items]
Revenues	€ 2,557
Operating expenses	(231)
Depreciation expenses	(451)
Gross profit (loss)	1,875
Segment assets	99,231
Solar [Member] | USA [Member]
Schedule of Segment Adjusted Gross Profit [Line Items]
Revenues	125
Operating expenses	(41)
Depreciation expenses
Gross profit (loss)	84
Adjusted gross profit (loss)
Segment assets	60,026	38,794		55,564
Solar [Member] | Israel [Member]
Schedule of Segment Adjusted Gross Profit [Line Items]
Revenues		278	[1]	278	[2]
Operating expenses		142	[1]	(142)	[2]
Depreciation expenses		48	[1]	(48)	[2]
Gross profit (loss)		88	[1]	88	[2]
Adjusted gross profit (loss)		317	[1],[3]	317	[2]
Segment assets			[1]		[2]
Subsidized Solar Plants [Member] | Spain [Member]
Schedule of Segment Adjusted Gross Profit [Line Items]
Revenues	1,489	1,423		2,974
Operating expenses	(212)	(273)		(519)
Depreciation expenses	(458)	(460)		(919)
Gross profit (loss)	819	690		1,536
Adjusted gross profit (loss)		690		1,536
Segment assets	12,712	12,828		12,633
Subsidized Solar Plants [Member] | Spain [Member]
Schedule of Segment Adjusted Gross Profit [Line Items]
Revenues	627	513		1,741
Operating expenses	(295)	(337)		(593)
Depreciation expenses	(505)	(587)		(1,088)
Gross profit (loss)	(173)	(411)		60
Adjusted gross profit (loss)		(411)		60
Segment assets	18,668	19,345		19,403
Talasol Solar [Member] | Spain [Member]
Schedule of Segment Adjusted Gross Profit [Line Items]
Revenues	8,392	8,973		18,365
Operating expenses	(2,270)	(2,252)		(4,695)
Depreciation expenses	(5,679)	(5,741)		(11,453)
Gross profit (loss)	443	980		2,217
Adjusted gross profit (loss)		980		2,217
Segment assets	215,216	224,778		225,452
Biogas [Member] | Netherlands [Member]
Schedule of Segment Adjusted Gross Profit [Line Items]
Revenues	6,945	8,018		15,094
Operating expenses	(6,157)	(6,661)		(13,887)
Depreciation expenses	(1,359)	(1,442)		(2,316)
Gross profit (loss)	(571)	(85)		(1,109)
Adjusted gross profit (loss)		(85)		(1,109)
Segment assets	31,564	31,411		32,360
Dorad [Member] | Israel [Member]
Schedule of Segment Adjusted Gross Profit [Line Items]
Revenues	28,086	29,803		67,084
Operating expenses	(22,047)	(22,088)		(50,065)
Depreciation expenses	(2,454)	(2,716)		(2,489)
Gross profit (loss)	3,585	4,999		14,530
Adjusted gross profit (loss)		4,999		14,530
Segment assets	104,648	98,481		109,579
Manara Pumped Storage [Member] | Israel [Member]
Schedule of Segment Adjusted Gross Profit [Line Items]
Revenues
Operating expenses
Depreciation expenses
Gross profit (loss)
Adjusted gross profit (loss)
Segment assets	184,393	176,865		186,333
Total Reportable Segments [Member]
Schedule of Segment Adjusted Gross Profit [Line Items]
Revenues	48,221	49,537		107,829
Operating expenses	(31,253)	(31,753)		(70,010)
Depreciation expenses	(10,906)	(10,995)		(18,402)
Gross profit (loss)	6,062	6,789		19,417
Adjusted gross profit (loss)		7,018		19,646
Segment assets	726,458	653,400		708,870
Reconciliations [Member]
Schedule of Segment Adjusted Gross Profit [Line Items]
Revenues	(28,085)	(30,081)		(67,362)
Operating expenses	22,047	22,230		50,207
Depreciation expenses	2,418	2,764		2,515
Gross profit (loss)	(3,620)	(5,087)		(14,640)
Adjusted gross profit (loss)		(5,316)		(14,869)
Segment assets	2,856	(18,618)		(31,613)
Total Consolidated [Member]
Schedule of Segment Adjusted Gross Profit [Line Items]
Revenues	20,136	19,456		40,467
Operating expenses	(9,206)	(9,523)		(19,803)
Depreciation expenses	(8,488)	(8,231)		(15,887)
Gross profit (loss)	2,442	1,702		4,777
Adjusted gross profit (loss)		1,702		4,777
Project development costs	(2,870)	(2,281)		(4,101)
General and administrative expenses	(3,384)	(3,034)		(6,063)
Share of profits of equity accounted investee	12	1,809		11,062
Other income, net	1,431			3,409
Operating profit (loss)	(2,369)	(1,804)		9,084
Financing income	7,051	2,424		2,495
Financing income in connection with derivatives and warrants, net	439	2,852		1,140
Financing expenses	(8,468)	(7,886)		(23,286)
Loss before taxes on Income	(3,347)	(4,414)		(10,567)
Segment assets	€ 729,314	€ 634,782		€ 677,257

[1]	The results of the Talmei Yosef solar plant, which was sold by the Company in June 2024, are presented as a discontinued operation.
[2]	The results of the Talmei Yosef solar plant, which was sold by the Company in June 2024, are presented as a discontinued operation and the plant was sold in June 2024. The gross profit of the Talmei Yosef solar plant located in Israel is adjusted to include income from the sale of electricity (approximately €1,264 thousand) and depreciation expenses (approximately €757 thousand) under the fixed asset model, which were not recognized as revenues and depreciation expenses, respectively, under the financial asset model as per IFRIC 12.
[3]	The gross profit of the Talmei Yosef solar plant located in Israel is adjusted to include income from the sale of electricity (approximately €1,264 thousand) and depreciation expenses (approximately €757 thousand) under the fixed asset model, which were not recognized as revenues and depreciation expenses, respectively, under the financial asset model as per IFRIC 12.